Private Placement (Details) - Private Placement [Member] - Sponsor [Member]	Feb. 13, 2024 USD ($) $ / shares shares
Private Placements [Line Items]
Purchased an aggregate shares | shares	509,000
Share price per share | $ / shares	$ 10
Aggregate purchase price | $	$ 5,090,000